7. Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory [Abstract]
Schedule of inventory

Inventories are stated at average acquisition cost. A loss is recognized to adjust the cost of handsets and accessories to their net realizable value (selling price) when this amount is less than the average acquisition cost.

	2019	2018

Total inventories	203,278	183,059

Inventory	214,889	189,826
Mobile handsets and tablets	146,295	145,819
Accessories and prepaid cards	61,436	33,621
TIM chips	7,158	10,386

Losses on adjustment to realizable amount	(11,611)	(6,767)